Long-Term Debt (Details 2) $ in Millions	Dec. 31, 2015 USD ($)
Maturities of Long-term Debt [Abstract]
2016	$ 110
2017	3
2018	1,053
2019	504
2020	31
Thereafter	4,822
Total principal payments	6,523
Unamortized premium on long-term debt, net of discount	3
Total long-term debt	$ 6,526